Stockholders' Equity (Details) - Schedule of options and warrants granted, exercised, forfeited and outstanding	3 Months Ended
Mar. 31, 2022 $ / shares shares
Warrants [Member]
Stockholders' Equity (Details) - Schedule of options and warrants granted, exercised, forfeited and outstanding [Line Items]
Weighted Average Exercise Price, Outstanding (in Dollars per share) | $ / shares	$ 5.18
Number of Warrants, Outstanding	14,802,006
Weighted Average Exercise Price, Granted (in Dollars per share) | $ / shares	$ 3.95
Number of Warrants, Granted	3,382,780
Weighted Average Exercise Price, Exercised (in Dollars per share) | $ / shares
Number of Warrants, Exercised	1,437,730
Weighted Average Exercise Price, Forfeited (in Dollars per share) | $ / shares
Number of Warrants, Forfeited	275,988
Weighted Average Exercise Price, Outstanding (in Dollars per share) | $ / shares	$ 4.52
Number of Warrants, Outstanding	16,471,068
Number of Options, Exercisable	4,351,664
Number of Warrants, Exercisable	4,351,664
Stock Options [Member]
Stockholders' Equity (Details) - Schedule of options and warrants granted, exercised, forfeited and outstanding [Line Items]
Number of Options, Outstanding	1,450,000
Weighted Average Exercise Price, Outstanding (in Dollars per share) | $ / shares	$ 0.01
Number of Options, Granted
Weighted Average Exercise Price, Granted (in Dollars per share) | $ / shares
Number of Options, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share) | $ / shares
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited (in Dollars per share) | $ / shares
Weighted Average Exercise Price, Outstanding (in Dollars per share) | $ / shares	$ 0.01
Number of Options, Exercisable	1,450,000
Number of Warrants, Exercisable	1,450,000